Accrued Expenses (OWP Ventures, Inc.)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Expenses

Note 8 – Accrued Expenses

Accrued expenses consisted of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018
Accrued payroll	$53,681	$6,327
Accrued withholding taxes	6,232	6,387
Accrued ICA fees and contributions	11,936	8,514
Accrued interest	27,258	12,924
Deferred rent obligations	-	273
	$99,107	$34,425

OWP Ventures, Inc. [Member]
Accrued Expenses

Note 10 – Accrued Expenses

Accrued expenses consisted of the following at December 31, 2018:

December 31,
2018
Accrued payroll	$6,327
Accrued withholding taxes	6,387
Accrued ICA fees and contributions	8,514
Accrued interest	12,924
Deferred rent obligations	273
$34,425